Impairment of non-current assets - Breakdown of oilfields impairment losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of non-current assets
Recovery (impairment) of non-current assets	$ (480,180)	$ (2,741,092)	$ (890,248)
Oilfields
Impairment of non-current assets
Recovery (impairment) of non-current assets	(495,554)	(2,733,105)	(888,156)
Oil fields in Colombia | Oilfields | Reversal
Impairment of non-current assets
Carrying amount	3,108,746	9,815,365	3,540,732
Recoverable amount	6,131,355	18,112,635	5,563,724
Recovery (impairment) of non-current assets	879,849	363,911	250,306
Oil fields in Colombia | Oilfields | Loss
Impairment of non-current assets
Carrying amount	3,738,997	10,048,388	4,870,976
Recoverable amount	2,363,594	6,951,372	3,732,514
Recovery (impairment) of non-current assets	$ (1,375,403)	$ (3,097,016)	$ (1,138,462)